Short-term and Long-term Borrowings - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Weighted average interest rate		4.95%	8.42%	8.42%	4.95%
Line of Credit [Member]
Debt Instrument [Line Items]
Amount drawn from credit facility		¥ 102			$ 16
Term and Revolving Facility Agreement [Member]
Debt Instrument [Line Items]
Debt instrument maturity period	8 years
Line of credit, maximum capacity	¥ 1,200
Debt instrument, interest rate basis		Loan Prime Rate (“LPR”) plus 0.295%
Debt instrument, interest rate basis spread		0.295%
Line of credit, collateral			¥ 104	$ 15